Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2015	Nov. 12, 2015
Document and Entity Information
Entity Registrant Name	CANNASYS INC
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Entity Central Index Key	0001417028
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		11,576,045
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation	Aug. 25, 1999
Trading Symbol	mjtk